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May 4, 2001

Keith O'Connell, Esquire
Securities & Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: T. Rowe Price International Funds, Inc. (the "Registrant")
       T. Rowe Price International Bond Fund
       T. Rowe Price Emerging Markets Bond Fund
       (the "Funds")
     File Nos.: 002-65539/811-2958

Dear Mr. O'Connell:

This letter accompanies our filing of the above-referenced Funds' Statement of Additional Information under Rule 497(e) of the Securities Act of 1933. The filing reflects various non-material changes made to the Funds' Statement of Additional Information that was filed under Rule 485(b) on April 27, 2001. An updated Statement of Additional Information is attached, and all changes have been redlined. There are no changes to the Funds' prospectuses.

The Prospectuses and Statement of Additional Information went effective automatically on May 1, 2001. These documents will be used for the offer and sale of Fund shares.

Sincerely,
/s/Forrest R. Foss
Forrest R. Foss